FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Summary of assets and liabilities at fair value on a recurring basis
June 30, 2023
(Unaudited)
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$32,477	$-	$32,477

Total financial assets	$-	$32,477	$-	$32,477

Liabilities:
Warrants (1)	$-	$-	$467	$467

Total financial liabilities	$-	$-	$467	$467

December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$49,521	$-	$49,521

Total financial assets	$-	$49,521	$-	$49,521

Liabilities:
Warrants (1)	$-	$-	$720	$720

Total financial liabilities	$-	$-	$720	$720
(1)
As part of the Transactions (see Note 1c), the Company assumed a derivative warrants liability related to previously issued private placement warrants in connection with Collective Growth’s initial public offering. The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the private placement warrants which is considered a Level 3 fair value measurement. The warrants are measured at each reporting period, with changes in fair value recognized in financing income, net.

Summary of the binomial (lattice) valuation model assumptions used to record the fair value of the warrants
	Six Months Ended June 30,
	2023	2022
	(Unaudited)
Balance as of January 1	$720	$1,639
Change in fair value of warrants liability	(245)	(789)
Reclassification of warrants liability to equity	(8)	(15)
Balance as of June 30	$467	$835

Summary of change in the level 3 warrant liability
	June 30,	December 31,
	2023	2022
	(Unaudited)
Fair value determined per warrant	$1.03	$1.57
Expected volatility	105%	92.5%
Expected annual dividend yield	0%	0%
Expected term (years)	2.8	3.3
Risk-free rate	4.6%	4.2%